TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income [Line Items]
Current		$ 45,690	$ 10,250	$ 21,136
Deferred		(17,285)	(24,244)	(8,750)
Domestic		30,900	16,856	5,764
Foreign		(2,495)	(30,850)	6,622
Taxes on income	19,200	28,405	(13,994)	12,386
Domestic [Member]
Taxes on Income [Line Items]
Current		32,020	17,933	8,097
Deferred		(1,120)	(1,077)	(2,333)
Taxes on income		30,900	16,856	5,764
Foreign [Member]
Taxes on Income [Line Items]
Current		13,670	(7,749)	13,039
Deferred		(16,165)	(23,101)	(6,417)
Taxes on income		$ (2,495)	$ (30,850)	$ 6,622